Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Schedule of Borrowings

	2024	2023
	£m	£m
Current
Bonds	413	588
Bank overdrafts	171	358
Total current borrowings	584	946
Non-current
Bonds	3,744	3,775
Total borrowings	4,328	4,721

Maturity Analysis for Non-derivative Financial Liabilities
The table below details changes arising from financing activities, including both cash and non-cash changes.

2024	Opening balance	Cash flow	Acquisition and disposal of subsidiaries	Foreign exchange	Interest and other	Closing balance
	£m	£m	£m	£m	£m	£m
Borrowings[1]	4,363	(27)	—	(163)	(16)	4,157
Derivatives (notes 15, 16 and 17)	(31)	(14)	—	60	37	52
Lease liabilities (note 10)[2]	2,154	(377)	—	(36)	279	2,020
Liabilities from financing activities	6,486	(418)	—	(139)	300	6,229
Cash and cash equivalents (note 18)	(2,218)	(604)	79	105	—	(2,638)
Bank overdrafts	358	(172)	—	(15)	—	171
	4,626	(1,194)	79	(49)	300	3,762

2023	Opening balance	Cash flow	Acquisition and disposal of subsidiaries	Foreign exchange	Interest and other	Closing balance
	£m	£m	£m	£m	£m	£m
Borrowings[1]	4,465	(49)	49	(99)	(3)	4,363
Derivatives (notes 15, 16 and 17)	52	(46)	—	(51)	14	(31)
Lease liabilities (note 10)[2]	2,210	(362)	2	(75)	379	2,154
Liabilities from financing activities	6,727	(457)	51	(225)	390	6,486
Cash and cash equivalents (note 18)[3]	(2,492)	189	(23)	108	—	(2,218)
Bank overdrafts[3]	506	(120)	—	(28)	—	358
	4,741	(388)	28	(145)	390	4,626
Notes
[1]Borrowings as presented in this table includes bonds and excludes bank overdrafts. The interest and other amounts within borrowings comprises amortisation of capitalised borrowing costs.
[2]Repayment of lease liabilities includes £95 million (2023: £103 million) of interest paid on lease liabilities recognised within net cash inflow from operating activities (note 9). Interest and other within lease liabilities comprises interest on leases and lease liability additions and disposals (note 10).
[3]Prior year figures have been re-presented to reflect the separation of foreign exchange between cash and cash equivalents and bank overdrafts.